Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 20, 2022	Nov. 20, 2020
Debt Instrument [Line Items]
Depreciation	$ 366,000	$ 377,000	$ 501,000	$ 299,000
Vendor deposits to property and equipment		$ 247,000	247,000
Loans Payable [Member]
Debt Instrument [Line Items]
Face amount			$ 49,000	$ 40,000	$ 49,000	$ 40,000